Investment Objectives and Goals - Atlas America Fund	Oct. 27, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Atlas America Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Atlas America Fund (the “Fund”) seeks stable returns across a variety of economic and financial market conditions consistent with the preservation of capital.